Ordinary shares (Details) $ / shares in Units, ¥ in Millions, $ in Millions	Dec. 11, 2015 USD ($) shares	Dec. 11, 2015 CNY (¥) shares	Aug. 06, 2015 USD ($) shares	Aug. 06, 2015 CNY (¥) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
Ordinary share, shares authorized					5,000,000,000	5,000,000,000
Ordinary shares, issued					299,277,413	296,444,579
Ordinary share, shares outstanding					299,277,413	296,444,579
Ordinary shares
Class of Stock [Line Items]
Ordinary share, shares outstanding					299,277,413	296,444,579	293,965,131	289,670,997
Original convertible note issued to Tencent [Member]
Class of Stock [Line Items]
Number of Class A ordinary shares issued as early repayment of portion of outstanding debt	4,300,000	4,300,000
Portion of outstanding debt principal repaid through issuance of Class A Ordinary shares	$ 125.0	¥ 806.0
Portion of accrued interest repaid with issuance of Class A ordinary shares	$ 7.3	¥ 47.0
Falcon View Technology ("Ganji") [Member] | Ordinary shares
Class of Stock [Line Items]
Number of shares issued for acquisition			46,500,000	46,500,000
Total cash consideration given | ¥				¥ 1,700.0
Total ordinary shares issued as commitment for acquisition			46,500,000	46,500,000
Committed cash for acquisition			$ 406.7	¥ 2,500.0
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary share, shares authorized					4,800,000,000	4,800,000,000
Ordinary share, par value per share | $ / shares					$ 0.00001
Ordinary shares, issued					254,045,293	250,858,415
Ordinary share, shares outstanding					254,045,293	250,858,415
Class A Ordinary Shares | Falcon View Technology ("Ganji") [Member]
Class of Stock [Line Items]
Total cash consideration given | $			$ 272.4
Common Class B
Class of Stock [Line Items]
Ordinary share, shares authorized					200,000,000	200,000,000
Ordinary shares, issued					45,232,120	45,586,164
Ordinary share, shares outstanding					45,232,120	45,586,164